STOCKHOLDERS' EQUITY (Details Textual) - $ / shares			1 Months Ended		12 Months Ended
	Dec. 09, 2015	Feb. 09, 2015	Oct. 29, 2014	May 30, 2013	Jun. 30, 2016	Jun. 30, 2015	Apr. 01, 2013	Aug. 31, 2010
Stockholders Equity Note [Line Items]
Common Stock, Dividends, Per Share, Declared		$ 0.40
Preferred Class [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Share Price (in dollars per share)								$ 160
2010 Rights Plan [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						20.00%
Percentage Of Tender Offer For Ordinary Shares					20.00%
Percentage Of Ordinary Shares Acquiring Discount					50.00%
Bond [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Business Acquisition, Equity Interest Issued Or Issuable, Number Of Shares	627,578		648,697	1,407,907